Prepayments, Deposits and Other Assets, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
Balance at the beginning of the year		$ 212,447
Provision (reversal) for doubtful accounts
Write-off		(230,032)
Foreign currency translation adjustment		17,585
Balance at the end of the year